LONG-TERM INVESTMENTS (Details) - Schedule of Equity Method Investments - CNY (¥) ¥ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Equity method investments		¥ 448,688	¥ 427,697
CSJ Golden Bull (Beijing) Investment Consulting Co., Ltd (“CSJ Golden Bull” [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments	[1]		10,549
PT.TIRTA Finance [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments	[2]	24,946	24,218
Hubei Consumption Financial Company (“Hubei Consumption”) [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments	[3]	420,697	390,019
Others [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments		¥ 3,045	¥ 2,911

[1]	In September 2017, the Group purchased an equity interest in CSJ Golden Bull for cash consideration of RMB40,900. The Group holds a 25% equity interest as of December 31, 2022 and December 31, 2023. Due to the business environment and poor management, CSJ Golden Bull has had sustained losses for many years. Equity loss of CSJ Golden Bull for the years ended December 31, 2021,2022 and 2023 was RMB5,034, RMB6,552 and 10,549 respectively.
[2]	In June 2021, the Group sold 40% of PT.TIRTA Finance to Trusty Cars Pte. Ltd (a third party) and 5% of PT.TIRTA Finance to PT SAHABAT MITRA (a third party), and therefore deconsolidated PT.TIRTA Finance and recorded a loss of RMB582. The fair value on the day of disposal was RMB 49,927 using the asset-based method based on various assumptions, e.g. Fair market, going concern, policy stability, etc. The Group continued to have significant influence on PT.TIRTA Finance and accounted for its 40% equity interest in it. After the transaction, Trusty Cars Pte. Ltd became a related party. There have been no transactions between Trusty Cars Pte. Ltd and the Group after the transaction. No impairment existed at December 31, 2023, and there were no observable price changes for the year ended December 31, 2023. The equity income (loss) of PT.TIRTA Finance for the years ended December 31, 2021,2022 and 2023 was RMB211, RMB (136) and RMB16, respectively.
[3]	In December 2019, the Group paid RMB361,100 in cash in exchange for a 24.47% equity interest in Hubei Consumption. No impairment existed at December 31, 2022 and December 31, 2023, and there were no observable price changes for the year ended December 31, 2023. Equity income of Hubei Consumption for the years ended December 31, 2021,2022 and 2023 was RMB nil, 28,919 and RMB30,678, respectively.